RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Office space lease amount paid	$ 24,452	$ 22,712	$ 94,981	$ 93,691
Chief Executive Officer [Member]
Office space lease amount paid	10,848	10,188	42,288	42,224
Ms. Tan Siew Meng [Member]
Office space lease amount paid	$ 13,604	$ 12,524	$ 52,693	$ 51,467